Redeemable Convertible Preferred Shares - Series B-2 Preferred Shares Activities (Detail) ¥ in Thousands, $ in Thousands	2 Months Ended			12 Months Ended
	May 10, 2018 USD ($)	May 10, 2018 CNY (¥)	Mar. 08, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Temporary Equity [Line Items]
Beginning balance			¥ 509,668	¥ 509,668
Ending balance					¥ 509,668
Series B-2 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance			¥ 0	0
Issuance				2,919,112
Bifurcation of conversion feature				(320,097)
Accretion to redemption value	$ 8,558	¥ 54,111		54,111
Foreign exchange, Amount				11,965
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO				(2,665,091)
Ending balance				¥ 0	¥ 0
Beginning balance, Number of shares | shares			0	0
Issuance, Number of shares | shares			64,488,235	64,488,235	0
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO | shares				(64,488,235)
Ending balance, Number of shares | shares				0	0